Net fee and commission income (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Fee and commission income:
Current accounts	£ 340	£ 312
Credit and debit card fees	634	629
Commercial banking and treasury fees	94	92
Factoring	34	35
Other fees and commissions	100	118
Total fee and commission income	1,202	1,186
Fee and commission expense	(597)	(883)
Net fee and commission income	£ 605	£ 303